Borrowings - Debt classification (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Borrowings
Non Current Borrowings	$ 2,786.3	$ 2,842.0
Current borrowings	323.5	295.7
Total Borrowings	3,109.8	3,137.7
Borrowings including classified as held for sale	3,109.8	3,234.4
Assets and liabilities classified as held for sale
Borrowings
Non Current Borrowings		82.8
Current borrowings		13.9
Total Borrowings		96.7
Senior Notes
Borrowings
Non Current Borrowings	1,966.3	1,965.5
Current borrowings	218.4	218.4
Debentures and bank term loans
Borrowings
Non Current Borrowings	820.0	876.5
Current borrowings	105.0	77.2
Letters of credit
Borrowings
Current borrowings	$ 0.1	$ 0.1